Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue

The following table provides information about disaggregated revenue by product line:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Assay services revenue	$10,931	$16,236	$29,731	$30,809
Product revenue	714	462	1,167	655
Collaboration revenue	762	762	1,525	1,525
Other revenue:
Royalties	930	2,050	3,885	5,050
Other	807	270	816	601
Total other revenue	1,737	2,320	4,701	5,651
Total revenue	$14,144	$19,780	$37,124	$38,640

	Year Ended December 31,
(in thousands)	2021	2020
Assay services revenue	$68,038	$45,827
Product revenue	1,277	1,907
Collaboration revenue	3,051	2,483
Other revenue:
Royalties	8,515	5,261
Other	745	411
Total other revenue	9,260	5,672
Total revenue	$81,626	$55,889

Summary of change in contract liabilities

A summary of the change in contract liabilities is as follows:

(in thousands)	June 30, 2022	December 31, 2021
Balance at beginning of period	$5,385	$5,177
Recognition of revenue included in balance at beginning of period	(1,618)	(1,762)
Revenue deferred during the period, net of revenue recognized	33,372	1,970
Balance at end of period	$37,139	$5,385

	December 31,
(in thousands)	2021	2020
Balance at beginning of period	$5,177	$5,469
Recognition of revenue included in balance at beginning of period	(1,762)	(1,003)
Revenue deferred during the period, net of revenue recognized	1,970	711
Balance at end of period	$5,385	$5,177